Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	65,000,000	65,000,000
Common stock, shares issued	100
Class A Common Shares [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	69,620,060	68,601,240
Common stock, shares outstanding	69,620,060	68,601,240
Class B Common Shares [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued
Common stock, shares outstanding
Class C Common Shares [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100	100
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100